Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Nov. 01, 2023	Oct. 31, 2023	Jan. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Derivatives	$ 60,574		$ 87,382
Derivatives (Note 4)	54,073		71,640
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Table]
Derivatives	10	$ 22	22	$ 31	$ 50	$ 50
Derivatives (Note 4)	$ 186	$ 176	$ 176	$ 239	$ 234	$ 234